Other assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets Tables
Other assets
in € thousand	31.12.2016	31.12.2017

Prepaid expenses	33	504
Government grants and other receivables	90	93
VAT receivables	128	27
Others	13	71
Other assets	264	696